FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The Company measures foreign currency derivative contracts at fair value. Foreign currency derivative contracts are classified within Level II as the valuation inputs are based on quoted prices and market observable data of similar instruments

There have been no transfers between fair value measurements levels during 2018.

The below table sets forth the Company's assets and liabilities that were measured at fair value as of December 31, 2018 and 2017 by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2018
	Level 1	Level 2	Level 3	Total

Liabilities:
Foreign exchange contracts	$-	$239	$-	$239

Total liabilities	$-	$239	$-	$239

	December 31, 2017
	Level 1	Level 2	Level 3	Total

Assets:
Foreign exchange contracts	$-	$27	$-	$27

Total assets	$-	$27	$-	$27